PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) as of April 30, 2026
Description	Shares	Value
Long-Term Investments 98.9%
Common Stocks
Aerospace & Defense 3.7%
General Electric Co.	5,549	$1,608,821
Northrop Grumman Corp.	2,352	1,362,937
		2,971,758
Air Freight & Logistics 1.4%
C.H. Robinson Worldwide, Inc.	6,039	1,097,951
Banks 7.8%
Bank of America Corp.	16,129	862,256
Citigroup, Inc.	11,287	1,444,510
JPMorgan Chase & Co.	8,002	2,506,467
PNC Financial Services Group, Inc. (The)	6,630	1,478,490
		6,291,723
Biotechnology 3.8%
AbbVie, Inc.	11,092	2,343,961
Amgen, Inc.	2,104	728,510
		3,072,471
Building Products 2.9%
Johnson Controls International PLC	15,778	2,304,061
Capital Markets 2.8%
Goldman Sachs Group, Inc. (The)	2,426	2,241,066
Chemicals 0.7%
Air Products & Chemicals, Inc.	1,993	598,000
Communications Equipment 3.7%
Cisco Systems, Inc.	33,026	3,021,879
Consumer Staples Distribution & Retail 3.2%
Walmart, Inc.	19,841	2,617,623
Diversified Telecommunication Services 3.6%
AT&T, Inc.	74,355	1,942,896
Verizon Communications, Inc.	19,361	929,909
		2,872,805
Electric Utilities 4.7%
Constellation Energy Corp.	2,627	822,251
Entergy Corp.	13,290	1,567,024
NextEra Energy, Inc.	10,403	1,018,245
PPL Corp.	9,981	373,689
		3,781,209
Electrical Equipment 3.2%
GE Vernova, Inc.	2,382	2,580,802
Financial Services 1.9%
Apollo Global Management, Inc.	4,430	570,230
Mastercard, Inc. (Class A Stock)	1,960	985,723
		1,555,953

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Food Products 0.9%
Hershey Co. (The)	3,780	$702,097
Ground Transportation 0.5%
Union Pacific Corp.	1,519	409,340
Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	1,243	364,932
Starbucks Corp.	12,685	1,336,111
		1,701,043
Independent Power & Renewable Electricity Producers 0.6%
Vistra Corp.	3,059	482,833
Industrial Conglomerates 1.8%
3M Co.	10,129	1,484,101
Insurance 1.3%
Chubb Ltd.	2,178	712,206
Marsh & McLennan Cos., Inc.	2,123	356,048
		1,068,254
Interactive Media & Services 2.2%
Alphabet, Inc. (Class A Stock)	4,677	1,799,710
IT Services 2.7%
International Business Machines Corp.	9,541	2,203,780
Leisure Products 2.0%
Hasbro, Inc.	16,950	1,624,488
Machinery 4.6%
Caterpillar, Inc.	2,659	2,366,802
Parker-Hannifin Corp.	1,456	1,324,116
		3,690,918
Metals & Mining 1.5%
Anglo American PLC (South Africa), ADR(a)	47,804	1,183,627
Multi-Utilities 4.4%
CenterPoint Energy, Inc.	26,812	1,170,344
NiSource, Inc.	38,729	1,869,836
Sempra	5,223	496,812
		3,536,992
Oil, Gas & Consumable Fuels 9.8%
Cameco Corp. (Canada)	6,822	839,379
Cheniere Energy, Inc.	6,551	1,801,197
Chevron Corp.	3,808	736,124
EQT Corp.	17,371	1,043,650
Shell PLC, ADR	10,330	936,621
TotalEnergies SE (France)	12,593	1,167,497
Williams Cos., Inc. (The)	18,018	1,374,954
		7,899,422

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
Description	Shares	Value
Common Stocks (Continued)
Personal Care Products 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	7,244	$555,687
Unilever PLC (United Kingdom), ADR	8,165	481,572
		1,037,259
Pharmaceuticals 3.7%
AstraZeneca PLC (United Kingdom)	9,135	1,711,625
Eli Lilly & Co.	1,382	1,291,617
		3,003,242
Residential REITs 0.8%
Mid-America Apartment Communities, Inc.	4,776	616,964
Semiconductors & Semiconductor Equipment 9.2%
Analog Devices, Inc.	1,590	639,595
Broadcom, Inc.	6,126	2,557,176
NVIDIA Corp.	7,929	1,582,391
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	5,223	2,068,621
Texas Instruments, Inc.	1,951	548,387
		7,396,170
Software 0.6%
Microsoft Corp.	1,101	448,966
Specialty Retail 3.0%
Ross Stores, Inc.	5,569	1,268,563
TJX Cos., Inc. (The)	7,374	1,155,874
		2,424,437
Technology Hardware, Storage & Peripherals 2.5%
Apple, Inc.	7,542	2,046,522

Total Long-Term Investments (cost $48,479,122)		79,767,466

Short-Term Investments 2.6%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 3.780%)(wb)	986,373	986,373
PGIM Institutional Money Market Fund (7-day effective yield 3.844%) (cost $1,113,733; includes $1,112,308 of cash collateral for securities on loan)(b)(wb)	1,114,513	1,113,843

Total Short-Term Investments (cost $2,100,106)		2,100,216

TOTAL INVESTMENTS 101.5% (cost $50,579,228)		81,867,682
Liabilities in excess of other assets (1.5)%		(1,173,799)

Net Assets 100.0%		$80,693,883

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

PGIM Jennison Rising Dividend Fund

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2026
REITs—Real Estate Investment Trust

(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,106,307; cash collateral of $1,112,308 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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